OTHER CURRENT ASSETS - Disclosure of detailed information about other accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other accounts receivable [Abstract]
Prepaid expenses	$ 114	$ 191
Current advances to suppliers	2,073	2,352
Government authorities	947	1,450
Former non-independent director	839	839
Shareholders	129	134
Loans receivables	0	177
Other receivables	214	276
Total other accounts receivable	$ 4,316	$ 5,419